Label	Element	Value
Global Atlantic BlackRock Selects Managed Risk Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Global Atlantic BlackRock Selects Managed Risk Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs.

During the most recent fiscal year ended December 31, 2024, the Portfolio's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	79.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Adviser allocates a portion of the Portfolio to a capital appreciation and income component (the "Capital Appreciation and Income Component") managed by BlackRock Investment Management, LLC ("BlackRock" or a "Sub-Adviser") and a portion to a managed risk component (the "Managed Risk Component") managed by Milliman Financial Risk Management, LLC ("Milliman" or a "Sub-Adviser"). BlackRock manages the Capital Appreciation and Income Component pursuant to a "fund of funds" strategy that seeks to achieve its objective by investing in a combination of one or more mutual funds and exchange-traded funds ("ETFs") that are affiliated with BlackRock and are offered through different prospectuses (collectively, "Underlying Funds"). Milliman manages the Managed Risk Component pursuant to a strategy that seeks to manage portfolio volatility and provide downside risk management.

The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.

In managing the Capital Appreciation and Income Component, BlackRock will invest in a mix of Underlying Funds in different combinations and weightings pursuant to an asset allocation strategy determined by BlackRock. BlackRock may also invest a portion of the Capital Appreciation and Income Component in cash or cash equivalents. Under normal market conditions, BlackRock expects to allocate approximately 40-70% of the Capital Appreciation and Income Component assets to equity-based Underlying Funds, and approximately 30-60% to fixed-income-based Underlying Funds, although BlackRock may modify the target allocation from time to time.

The Underlying Funds may include funds that invest primarily in equity securities or certain other instruments described below (referred to as "equity funds"), funds that invest primarily in fixed-income securities (referred to as "fixed-income funds"), and funds that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as "multi-asset funds"). Equity funds may include funds that invest in, among other things: domestic and international equities of any market capitalization; real estate-related securities or instruments, including real estate investment trusts ("REITs"); and commodity-related securities or instruments. Fixed-income funds may include funds that invest in a wide range of debt securities, including, among other things: debt securities of varying maturities; debt securities paying fixed or fluctuating rates of interest; debt securities convertible into equity securities; domestic and non-U.S. bonds; securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, by foreign governments, international agencies or supranational entities, or by domestic or foreign private issuers; mortgage-backed securities; high yield (or junk) bonds; corporate loans; distressed securities; inflation-indexed bonds; structured notes; credit-linked notes; loan assignments and loan participations; and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. Investments in multi-asset funds will count toward the target allocation ranges for both equity and fixed-income funds. The portion of such investments attributable to each target allocation range will be determined based on a multi-asset fund's underlying investments in equity and fixed-income instruments. Certain Underlying Funds may also invest in commodity-related instruments or in derivative instruments, such as futures, options, forward contracts, and/or swaps.

BlackRock may allocate a significant portion of the Capital Appreciation and Income Component to a single Underlying Fund, the BlackRock Global Allocation V.I. Fund, which invests in a portfolio of equity, debt and money market securities.

The allocation to equity funds may be further diversified by style factors (including, without limitation, value and growth), market capitalization (including both large cap and small cap funds), region (including domestic and international or emerging markets funds), or other factors. The allocation to fixed-income funds may be further diversified by sector (including government, corporate, agency, mortgage-backed securities and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or "junk bonds"), geographic location (including U.S. and foreign-issued securities), or other factors.

In the Managed Risk Component, the Adviser seeks to manage return volatility by employing Milliman to execute a managed risk strategy, which consists of using hedge instruments to reduce the downside risk of the Portfolio's securities. Milliman may use hedge instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by Milliman to be necessary to achieve the goals of the managed risk strategy. Milliman may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolio's volatility at the targeted level in an environment in which Milliman expects market volatility to decrease or increase, respectively. Milliman selects individual hedge instruments that it believes will have prices that are highly correlated to the Portfolio's positions. Milliman adjusts hedge instruments to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant and sustained market decline. Milliman seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the Portfolio's hedge instruments accordingly. In addition, Milliman will monitor liquidity levels of relevant hedge instruments and transparency provided by exchanges or counterparties in hedging transactions. Milliman adjusts futures positions to manage overall net Portfolio risk exposure. Milliman may, during periods of rising security prices, implement strategies to preserve gains on the Portfolio's positions. Milliman may, during periods of falling security prices, implement additional strategies to reduce losses in adverse market conditions. In these situations, Milliman's activity could significantly reduce the Portfolio's net economic exposure to equity securities. Following market declines, a downside rebalancing strategy will be used to decrease the amount of hedge instruments used to hedge the Portfolio. Milliman also adjusts hedge instruments to realign individual hedges when the Adviser rebalances the Portfolio's asset allocation profile.

Depending on market conditions, scenarios may occur where the Portfolio has no positions in any hedge instruments.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Adviser seeks to achieve the Portfolio's investment objective by allocating, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, to the Capital Appreciation and Income Component and up to 20% of the Portfolio's net assets to the Managed Risk Component.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class II shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class II shares compared with the returns of two indexes. The S&P Global Managed Risk LargeMidCap Index – Moderate Conservative serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The MSCI All Country World Index ("MSCI ACWI Index") (Net Total Return, USD) serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class II Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter	4th Quarter 2023	8.10%
Lowest Quarter	1st Quarter 2020	-8.01%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	8.10%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(8.01%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Global Atlantic BlackRock Selects Managed Risk Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Affiliated Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Affiliated Underlying Fund Risk: The Portfolio invests in Underlying Funds that are affiliated with a Sub-Adviser. The Sub-Adviser is subject to conflicts of interest when allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Sub-Adviser and its affiliates are also responsible for managing the Underlying Funds.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Asset Allocation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Asset Allocation Risk: The Portfolio's percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Commodities Related Investments Risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Commodities Related Investments Risks: Exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities. The value of futures and other commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Conflicts of Interest Risk: The Portfolio's strategy is designed to reduce the Portfolio's return volatility and manage downside exposure during periods of significant market declines but may not work as intended. The Portfolio's strategy may also reduce the risks assumed by the insurance company that sponsors your variable annuity contract. This facilitates the insurance company's ability to provide certain guaranteed benefits but may result in periods of underperformance, reduce a contract holder's ability to fully participate in rising markets and may increase transaction costs at the Portfolio and/or Underlying Fund level. Although the interests of contract holders and the insurance company are generally aligned, the insurance company (and the Adviser due to its affiliation with the insurance company) may face potential conflicts of interest. Specifically, the Portfolio's strategy may have the effect of mitigating the financial risks to the insurance company when providing certain guaranteed benefits.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Corporate Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Corporate Loans Risk: The value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (which may exceed seven days). As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet an Underlying Fund's redemption obligations, meaning that the Underlying Fund may have to sell other investments or take other actions if necessary to raise cash to meet its obligations.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Distressed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. An Underlying Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, an Underlying Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Global Atlantic BlackRock Selects Managed Risk Portfolio | ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

ETF Risk: Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. Because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to liquidate its holdings at the most optimal time, adversely affecting performance.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: To the extent that the Portfolio or an Underlying Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Portfolio or Underlying Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Foreign Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.

Global Atlantic BlackRock Selects Managed Risk Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Large Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Mid Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Underlying Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Real Estate Related Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Related Securities Risk: The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

Global Atlantic BlackRock Selects Managed Risk Portfolio | REIT Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Short Positions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short Positions Risk: Losses from short positions in derivatives contracts occur when the reference instrument increases in value. Losses from a short position in a derivatives contract could potentially be very large if the value of the underlying reference instrument rises dramatically in a short period of time, including the potential loss that exceeds the actual cost of the investment.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Small Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Sovereign Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic BlackRock Selects Managed Risk Portfolio | Structured Notes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Structured Notes Risk: Structured notes and other related instruments purchased by the Portfolio are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure"). The purchase of structured notes exposes the Portfolio to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note's value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Underlying Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Underlying Fund Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Because the Portfolio's investments include shares of the Underlying Funds, the Portfolio's risks include the risks of each Underlying Fund.

Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.30%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,477
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	124
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,477
MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%
S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.37%
Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(3.44%)
Annual Return [Percent]	oef_AnnlRtrPct	0.02%
Annual Return [Percent]	oef_AnnlRtrPct	12.54%
Annual Return [Percent]	oef_AnnlRtrPct	(7.78%)
Annual Return [Percent]	oef_AnnlRtrPct	15.22%
Annual Return [Percent]	oef_AnnlRtrPct	10.82%
Annual Return [Percent]	oef_AnnlRtrPct	10.41%
Annual Return [Percent]	oef_AnnlRtrPct	(15.48%)
Annual Return [Percent]	oef_AnnlRtrPct	11.39%
Annual Return [Percent]	oef_AnnlRtrPct	10.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.91%

[1]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.